Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Commitments and Contingencies

14. Commitments and Contingencies

Litigation

In the ordinary course of business, and from time to time, the Company may be subject to various legal, regulatory and/or administrative proceedings. The Company accrues a liability for legal proceedings only when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. Although there can be no assurance of the outcome of such proceedings, based on information known by management, the Company does not have a potential liability related to any current legal proceedings or claims that would individually or in the aggregate materially affect its condensed consolidated financial statements as of December 31, 2020.

Lease Commitments

The Company leases offices in 19 cities in the United States, Canada, South America, Europe, Asia and Australia, and office equipment subject to operating lease agreements expiring through 2031. The Company accounts for its operating leases on a straight-line basis and includes the related expense in general, administrative and other expenses in the condensed consolidated statements of income. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise those options. Occupancy expense related to office facility operating leases totaled $2.3 million and $2.1 million for the three months ended December 31, 2020 and 2019, respectively, and $6.9 million and $6.7 million for the nine months ended December 31, 2020 and 2019, respectively.

Future minimum lease payments related to the Company’s operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2020 are as follows:

Remainder of FY2021	$2,547
FY2022	9,488
FY2023	9,039
FY2024	9,621
FY2025	9,299
Thereafter	41,054

Total	$81,048

The Company has entered into non-cancelable sublease arrangements with terms extending through 2026, pursuant to which the Company expects to receive total minimum rental payments of $7.8 million. Minimum operating lease payments presented in the table above have not been reduced by these minimum sublease rental payments.

Unfunded Capital Commitments

As of December 31, 2020 and March 31, 2020, the Company, generally in its capacity as general partner or managing member of the StepStone Funds, had unfunded commitments totaling $60.9 million and $57.9 million, respectively.

Carried Interest Allocations

Carried interest allocations are subject to reversal in the event of future losses, to the extent of the cumulative revenues recognized by the Company in income to date. Additionally, if the Company has received net profits over the life of the fund in excess of its allocable share under the applicable partnership agreement, the Company may be obligated to repay previously distributed carried interest that exceeds the amounts to which the Company is ultimately entitled. In these situations, a liability is accrued for the potential clawback obligation if amounts previously distributed to the Company would require repayment to a fund if such fund were to be liquidated based on the current fair value of their underlying investments as of the reporting date. Actual repayment obligations generally do not become realized until the end of a fund’s life. As of December 31, 2020 and March 31, 2020, there were no material amounts for potential clawback obligations accrued. This contingent obligation is normally reduced by income taxes that the Company has paid related to the carried interest allocations. As of December 31, 2020, the maximum amount of carried interest allocation subject to contingent repayment was an estimated $92.8 million, net of tax, assuming the fair value of all investments was zero, a possibility that the Company views as remote.

Indemnification Arrangements

In the normal course of business and consistent with standard business practices, the Company has provided general indemnifications to its limited partners, officers and directors when they act in good faith in the performance of their duties for the Company. The terms of these indemnities vary from contract to contract. The Company’s maximum exposure under these arrangements cannot be determined as these indemnities relate to future claims that may be made against the Company or related parties, but which have not yet occurred. No liability related to these indemnities has been recorded in the condensed consolidated balance sheets as of December 31, 2020 and March 31, 2020. Based on past experience, management believes that the risk of loss related to these indemnities is remote.

4.	Commitments and Contingencies

In the ordinary course of business, the Company may be subject to various legal, regulatory and/or administrative proceedings. There are currently no such proceedings to which the Company is a party.

In the normal course of business, the Company may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements cannot be determined as these indemnities relate to future claims that may be made against the Company, but which have not yet occurred. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

StepStone Group LP
Commitments and Contingencies
15.	Commitments and Contingencies

Litigation

In the ordinary course of business, and from time to time, the Company may be subject to various legal, regulatory and/or administrative proceedings. The Company accrues a liability for legal proceedings only when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. Although there can be no assurance of the outcome of such proceedings, based on information known by management, the Company does not have a potential liability related to any current legal proceedings or claims that would individually or in the aggregate materially affect its consolidated financial statements.

Lease Commitments

The Company leases offices in 19 cities in the United States, Canada, South America, Europe, Asia and Australia, subject to operating lease agreements expiring through 2031. The Company accounts for its operating leases on a straight-line basis and includes the related expense in general, administrative and other expenses in the consolidated statements of income. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise those options. Occupancy expense related to office facility operating leases totaled $8.7 million, $7.0 million and $6.5 million for the years ended March 31, 2020, 2019 and 2018, respectively.

The Company leases office equipment subject to operating lease agreements expiring through 2022. As of March 31, 2020 and 2019, the Company had outstanding capital leases related to office equipment with aggregate carrying values of $0.2 million and $0.4 million, respectively. Such amounts are included as a component of property and equipment, as disclosed in note 7.

Future minimum annual lease payments related to the Company’s operating leases that have initial or remaining noncancelable lease terms in excess of one year and related to the Company’s capital leases are as follows:

Fiscal year ending March 31,
2021	$9,548
2022	8,772
2023	8,236
2024	9,019
2025	9,014
Thereafter	40,100

Total	$84,689

The Company has entered into non-cancelable sublease arrangements with terms extending through 2026, pursuant to which the Company expects to receive total minimum rental payments of $8.9 million. Minimum operating lease payments presented in the table above have not been reduced by these minimum sublease rental payments.

Unfunded Capital Commitments

As of March 31, 2020 and 2019, the Company, generally in its capacity as general partner or managing member of the StepStone Funds, had unfunded commitments totaling $57.9 million and $33.3 million, respectively.

Carried Interest Allocations

Carried interest allocations are subject to reversal in the event of future losses, to the extent of the cumulative revenues recognized by the Company in income to date. Additionally, if the Company has received net profits over the life of the fund in excess of its allocable share under the applicable partnership agreement, the Company may be obligated to repay previously distributed carried interest that exceeds the amounts to which the Company is ultimately entitled. In these situations, a liability is accrued for the potential clawback obligation if amounts previously distributed to the Company would require repayment to a fund if such fund were to be liquidated based on the current fair value of their underlying investments as of the reporting date. Actual repayment obligations generally do not become realized until the end of a fund’s life. As of March 31, 2020 and 2019, no material amounts for potential clawback obligations had been accrued. This contingent obligation is normally reduced by income taxes that the Company has paid related to the carried interest allocations. As of March 31, 2020, the maximum amount of carried interest allocation subject to contingent repayment was an estimated $73.8 million, net of tax, assuming the fair value of all investments was zero, a possibility that the Company views as remote.

Indemnification Arrangements

In the normal course of business and consistent with standard business practices, the Company has provided general indemnifications to its limited partners and officers when they act in good faith in the performance of their duties for the Company. The terms of these indemnities vary from contract to contract. The Company’s maximum exposure under these arrangements cannot be determined as these indemnities relate to future claims that may be made against the Company or related parties, but which have not yet occurred. No liability related to these indemnities has been recorded in the consolidated balance sheets as of March 31, 2020 and 2019. Based on past experience, management believes that the risk of loss related to these indemnities is remote.